Related Parties and Related Commitments and Contingencies - Related Party Debt (Details) - Related Party - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Dec. 27, 2024	Jun. 28, 2024	Sep. 27, 2024	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Jul. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Oct. 27, 2021	Aug. 20, 2021	Jul. 31, 2021	Dec. 20, 2019	Oct. 03, 2019	Jul. 25, 2019	Mar. 29, 2019	Dec. 19, 2018	Nov. 25, 2014	Apr. 29, 2014
Related Party Transaction [Line Items]
Notes due from Parent	$ 0	$ (102)
Notes due to Parent	553	814
Total Notes due to Parent, net	553	712
The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Notes due from Parent		(102)		$ (63)
Notes due to Parent		814		919
Total Notes due to Parent, net		712		856
Notes receivable
Related Party Transaction [Line Items]
Notes due from Parent	0	(102)
Notes receivable | The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Notes due from Parent		(102)		(63)
Notes receivable, related parties															$ 8	$ 10	$ 40
Notes due from Parent $40M - Dec. 19, 2018 | Notes receivable | The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Notes due from Parent		$ 0		(40)
Basis spread on variable rate		4.55%				0.33%			0.15%
Notes due from Parent $10M - Mar. 29, 2019 | Notes receivable | The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Notes due from Parent		$ 0		(10)
Basis spread on variable rate		4.50%			0.97%			1.50%
Notes due from Parent $8M - Jul. 25, 2019 | Notes receivable | The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Notes due from Parent		$ 0		(8)
Basis spread on variable rate		2.37%					0.12%					0.18%
2014 $500M Notes | The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Notes due to Parent		$ 475		467
2014 $42B Yen Notes | The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Notes due to Parent		262		291
2023 $60M Yen Notes | The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Notes due to Parent		$ 0		31
Revolving Credit Facility | Notes receivable
Related Party Transaction [Line Items]
Notes receivable, related parties														$ 101
Basis spread on variable rate														0.35%
Revolving Credit Facility | Notes receivable | The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Notes receivable, related parties										$ 100			$ 1,000	$ 101
Revolving Credit Facility | TIBOR | Notes receivable | The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Basis spread on variable rate		0.35%
Revolving Credit Facility | Revolving Credit Agreement due from Parent $101M - Oct. 3, 2019 | Notes receivable | The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Notes due from Parent		$ (102)		0
Revolving Credit Facility | Revolving Credit Agreement due from Parent $1B - Dec. 20, 2019 | Notes receivable | The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Notes due from Parent		0		(4)
Revolving Credit Facility | Revolving Credit Agreement due from Parent $100M October 27, 2021 | Notes receivable | The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Notes due from Parent		0		(1)
Revolving Credit Facility | Revolver Credit Agreement, 2021 | The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Notes due to Parent		$ 77		77
Revolving Credit Facility | Revolver Credit Agreement, 2021 | LIBOR | The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Basis spread on variable rate		150.00%
Revolving Credit Facility | Revolver Credit Agreement 2019 | The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Notes due to Parent		$ 0		29
Revolving Credit Facility | Revolver Credit Agreement 2019 One | The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Notes due to Parent		$ 0		$ 24
Line of Credit | Revolver Credit Agreement, 2021 | LIBOR | The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Variable interest rate		150.00%
Line of Credit | Revolver Credit Agreement 2019 | TIBOR | The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Variable interest rate		0.35%
Line of Credit | Revolver Credit Agreement 2019 One | TIBOR | The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Variable interest rate		0.35%
Line of Credit | Revolving Credit Facility | Revolver Credit Agreement, 2024
Related Party Transaction [Line Items]
Notes due to Parent	$ 553	$ 0
Maximum borrowing capacity			$ 1
Line of Credit | Revolving Credit Facility | Revolver Credit Agreement, 2024 | SOFR
Related Party Transaction [Line Items]
Variable interest rate	1.60%
Line of Credit | Revolving Credit Facility | Revolver Credit Agreement, 2021
Related Party Transaction [Line Items]
Notes due to Parent	$ 0	77
Maximum borrowing capacity											$ 100
Line of Credit | Revolving Credit Facility | Revolver Credit Agreement, 2021 | The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Maximum borrowing capacity		100
Line of Credit | Revolving Credit Facility | Revolver Credit Agreement, 2021 | LIBOR
Related Party Transaction [Line Items]
Variable interest rate	150.00%
Line of Credit | Revolving Credit Facility | Revolver Credit Agreement 2019 | The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Maximum borrowing capacity		1,000
Line of Credit | Revolving Credit Facility | Revolver Credit Agreement 2019 One | The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Maximum borrowing capacity		1,000
Notes Payable, Other Payables | 2014 $500M Notes
Related Party Transaction [Line Items]
Notes due to Parent	$ 0	475
Debt instrument, face amount																		$ 500
Variable interest rate	2.00%
Notes Payable, Other Payables | 2014 $500M Notes | The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount		$ 500
Variable interest rate		2.00%
Notes Payable, Other Payables | 2014 $42B Yen Notes
Related Party Transaction [Line Items]
Notes due to Parent	$ 0	$ 262
Debt instrument, face amount																			$ 42
Notes Payable, Other Payables | 2014 $42B Yen Notes | The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount		$ 42,000
Notes Payable, Other Payables | 2014 $42B Yen Notes | TIBOR
Related Party Transaction [Line Items]
Variable interest rate	0.35%
Notes Payable, Other Payables | 2014 $42B Yen Notes | TIBOR | The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Variable interest rate		0.35%
Notes Payable, Other Payables | 2023 $60M Yen Notes | The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount		$ 60
Variable interest rate		6.698%